FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2017
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured at fair value on a recurring basis

	Thousands of Yen
Items Measured at Fair Value on a	Carrying	Total Fair	Fair Value Hierarchy Classification
Recurring Basis	Value	Value	Level 1	Level 2	Level 3
March 31, 2016:
Assets:
Available-for-sale securities:
Equity securities	¥539,100	¥539,100	¥539,100	¥—	¥—
Debt securities	100,820	100,820	—	100,820	—
Liabilities:
Derivative liabilities	258,205	258,205	—	258,205	—

March 31, 2017:
Assets:
Available-for-sale securities:
Equity securities	¥500,400	¥500,400	¥500,400	¥—	¥—
Liabilities:
Derivative liabilities	222,235	222,235	—	222,235	—

Schedule of assets and liabilities measured at fair value on a non-recurring basis

	Thousands of Yen
						Total
						losses for
						the year
						ended
Items Measured at Fair Value on a	Carrying	Total Fair	Fair Value Hierarchy Classification			March 31,
Non-recurring Basis	Value	Value	Level 1	Level 2	Level 3	2016
March 31, 2016:
Assets:
Property and equipment	—	—	—	—	—	¥5,144